UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Trident Investment Management, LLC
Address:          909 Third Avenue, 30th Floor
                  New York, New York 10022


Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Krishnamurthy Narayanan
Title:            Managing Member
Phone:            (212) 350-4710

Signature, Place, and Date of Signing:

/s/ Krishnamurthy Narayanan     New York, New York          February 16, 2009
---------------------------     -----------------------     -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $98,933 (thousands)


List of Other Included Managers:

   None.


                                                           FORM 13F

QTR ENDED 12/31/2009                         Name of Reporting Manager:  TRIDENT INVESTMENT MANAGEMENT, LLC


       Item 1:                       Item 2:   Item 3:   Item 4:   Item 5:            Item 6:    Item 7:           Item 8:
    Name of Issuer                   Title of  CUSIP     Fair      Share or           Investment Other             Voting
                                                         Market    Principal Sh/ Put/ Discretion Managers         Authority
                                                         Value     Amount    Pm  Call
                                                        (x$1000)                                        (a) Sole (b) Shared (c) None

SELECT SECTOR SPDR TR SBI CONS STPLS COM       81369Y308  8,526.00 322,000.00 SH        SOLE              322,000.00
SELECT SECTOR SPDR TR SBI INT-ENERGY COM       81369Y506 10,979.00 192,500.00 SH        SOLE              192,500.00
SELECT SECTOR SPDR TR SBI INT-UTILS  COM       81369Y886  4,347.00 140,100.00 SH        SOLE              140,100.00
ANADARKO PETE CORP COM               COM       032511107  1,067.00  17,100.00 SH        SOLE               17,100.00
BARRICK GOLD CORP COM                COM       067901108  1,997.00  50,700.00 SH        SOLE               50,700.00
CLAYMORE ETF TRUST 2 S&P GBL WATER   COM       18383Q507    621.00  33,700.00 SH        SOLE               33,700.00
CONOCOPHILLIPS COM                   COM       20825C104  1,930.00  37,800.00 SH        SOLE               37,800.00
SPDR INDEX SHS FDS SPDR DJ EURO ETF  COM       78463X202  1,958.00  47,100.00 SH        SOLE               47,100.00
 ENBRIDGE INC COM                    COM       29250N105  1,155.00  25,000.00 SH        SOLE               25,000.00
ENCANA CORP COM                      COM       292505104    593.00  18,300.00 SH        SOLE               18,300.00
EXXON MOBIL CORP COM                 COM       30231G102  1,957.00  28,700.00 SH        SOLE               28,700.00
IMS HEALTH INC COM                   COM       449934108    725.00  34,400.00 SH        SOLE               34,400.00
ISHARES INC MSCI JAPAN               COM       464286848    781.00  80,000.00 SH        SOLE               80,000.00
ISHARES INC MSCI CDA INDEX           COM       464286509  2,920.00 110,900.00 SH        SOLE              110,900.00
ISHARES INC MSCI EMU INDEX           COM       464286608  1,427.00  38,000.00 SH        SOLE               38,000.00
ISHARES TR MSCI EMERG MKT            COM       464287234  4,224.00 101,700.00 SH        SOLE              101,700.00
ISHARES INC MSCI JAPAN               COM       464286848  1,665.00 171,000.00 SH        SOLE              171,000.00
ISHARES TR S&P GBL HLTHCR            COM       464287325  2,675.00  51,450.00 SH        SOLE               51,450.00
MCKESSON CORP COM                    COM       58155Q103    638.00  10,200.00 SH        SOLE               10,200.00
NEWMONT MINING CORP COM              COM       651639106  1,410.00  29,800.00 SH        SOLE               29,800.00
PHARMACEUTICAL HLDRS TR DEPOSITRY
  RCPT                               DEPOSITRY
                                     RCPT      71712A206    601.00   9,100.00 SH        SOLE                9,100.00
POWERSHS DB MULTI SECT COMM DB
  AGRICULT FD                        COM       73936B408  7,978.00 301,600.00 SH        SOLE              301,600.00
POWERSHARES DB CMDTY IDX TRA UNIT
  BEN INT                            COM       73935S105  3,218.00 130,700.00 SH        SOLE              130,700.00
POWERSHARES ETF TRUST WATER RESOURCE COM       73935X575  1,325.00  78,500.00 SH        SOLE               78,500.00
ROYAL DUTCH SHELL PLC SPONS ADR A    COM       780259206  2,989.00  49,725.00 SH        SOLE               49,725.00
SPDR GOLD TRUST GOLD SHS             GOLD SHS  78463V107 24,826.00 231,300.00 SH        SOLE              231,300.00
SUNCOR ENERGY INC NEW COM ADDED      COM       867224107  1,650.00  46,720.00 SH        SOLE               46,720.00
TOTAL S A SPONSORED ADR              SPONSORED
                                     ADR       89151E109    974.00  15,200.00 SH        SOLE               15,200.00
TRANSCANADA CORP COM                 COM       89353D107  1,032.00  30,000.00 SH        SOLE               30,000.00
DISNEY WALT CO COM DISNEY            COM       254687106  2,157.00  66,900.00 SH        SOLE               66,900.00
YAMANA GOLD INC COM                  COM       98462Y100    588.00  51,700.00 SH        SOLE               51,700.00

